Share based payment arrangements	12 Months Ended
Dec. 31, 2018
Share based payment arrangements
Share based payment arrangements

7. Share based payment arrangements

On April 7, 2017, voxeljet AG established a share option plan that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000. 279,000 options (75%, Tranche 1) were granted on April 7, 2017. 93,000 options (25%, Tranche 2) were granted on April 12, 2018.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met.

The fair value of the employee share option plan has been measured for Tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

	December 31,
	2018		2017
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	279,000	13.90	--	--
Granted during the year	93,000	16.15	279,000	13.90
Exercised during the year	--	--	--	--
Forfeited during the year	(18,600)	14.46	--	--
Outstanding at December 31	353,400	14.46	279,000	13.90
Exercisable at December 31	--	--	--	--

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at December 31, 2018 no options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of the options at December 31, 2018 amounts to 8.5 years (December 31, 2017: 9.5 years).

The expense recognized in the statement of comprehensive loss totaled kEUR 604 for the year ended December 31, 2018, compared to kEUR 386 for last year’s same period.